UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      W.R. Huff Asset Management Co., L.L.C.

Address:   1776 On The Green
           67 Park Place, 9th Floor
           Morristown, NJ 07960


Form 13F File Number: 28-10831


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Edward T. Dartley
Title:  Counsel
Phone:  (973) 984-1233

Signature,  Place,  and  Date  of  Signing:

/s/ Edward T. Dartley              Morristown, NJ                     5/16/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              15

Form 13F Information Table Value Total:  $      101,613
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

         COLUMN 1             COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
-------------------------- -------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                     VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
      NAME OF ISSUER       TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
-------------------------- -------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
Apple Inc                  Com            037833100      546      1,568 SH       SOLE                     1,568      0    0
BHP Billiton Ltd           Sponsored ADR  088606108      851      8,875 SH       SOLE                     8,875      0    0
Bristol Myers Squibb Co    Com            110122108      261      9,885 SH       SOLE                     9,885      0    0
CKX, Inc.                  Com            12562M106   58,855 13,946,612 SH       SOLE                13,946,612      0    0
Chevron Corp New           Com            166764100      645      6,000 SH       SOLE                     6,000      0    0
Duke Energy Corp New       Com            26441C105      194     10,708 SH       SOLE                    10,708      0    0
Hewlett Packard Co         Com            428236103      950     23,180 SH       SOLE                    23,180      0    0
Kraft Foods Inc            CL A           50075N104    8,480    270,407 SH       SOLE                   270,407      0    0
Occidental Pete Corp Del   Com            674599105      261      2,500 SH       SOLE                     2,500      0    0
Peabody Energy Corp        Com            704549104      993     13,800 SH       SOLE                    13,800      0    0
Portugal Telecom SGPS S A  Sponsored ADR  737273102      142     12,175 SH       SOLE                    12,175      0    0
Rentrak Corp               Com            760174102   27,917  1,037,042 SH       SOLE                 1,037,042      0    0
Southern Co                Com            842587107      254      6,662 SH       SOLE                     6,662      0    0
Telefonica S A             Sponsored ADR  879382208      586     23,217 SH       SOLE                    23,217      0    0
Verizon Communications Inc Com            92343V104      678     17,600 SH       SOLE                    17,600      0    0


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